Document and Entity Information	9 Months Ended
Oct. 02, 2016
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Oct. 02, 2016
Trading Symbol	SITE
Entity Registrant Name	SiteOne Landscape Supply, Inc.
Entity Central Index Key	0001650729
Entity Filer Category	Non-accelerated Filer